Marketable Securities - Summary of Marketable Securities (Detail) € in Thousands	Sep. 30, 2020 EUR (€)
Disclosure detailed information about marketable securities [Line Items]
Non-current financial assets available-for-sale	€ 27,728
Current financial assets available-for-sale	166,343
Carrying amount [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	194,071
Non-current financial assets available-for-sale	27,728
Current financial assets available-for-sale	166,343
Fair value [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	194,226
Non-current financial assets available-for-sale	27,811
Current financial assets available-for-sale	166,415
U.S. Treasury Bills [member] | Carrying amount [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	118,294
U.S. Treasury Bills [member] | Fair value [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	118,304
Commercial Papers [member] | Carrying amount [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	24,240
Commercial Papers [member] | Fair value [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	24,239
Corporate Bonds [member] | Carrying amount [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	44,285
Corporate Bonds [member] | Fair value [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	44,424
Agency Bonds [member] | Carrying amount [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	7,252
Agency Bonds [member] | Fair value [member]
Disclosure detailed information about marketable securities [Line Items]
Financial assets available-for-sale	€ 7,259